Accounts Payable and Accrued Liabilities - Schedule of Trade Payables and Accrued Liabilities (Detail) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Payables And Accruals [Line Items]
Trade payables			$ 1,871,000	$ 1,464,000
Accrued liabilities			336,000	743,000
Total			$ 2,207,000	$ 2,207,000	$ 1,722,000	$ 2,784,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Payables And Accruals [Line Items]
Trade payables	$ 3,646,806	$ 3,152,816			1,866,762
Accrued liabilities		1,161,650			1,415,397
Accrued compensation	809,237	1,161,650
Assumed liabilities from Kineta merger (accounts payable and employee separation costs)	5,211,727	0
Other accrued expenses	2,425,393	855,700			156,400
Total	$ 12,093,163	$ 5,170,166			$ 3,438,559